Summary of Significant Accounting Policies - Income taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies
Uncertainty tax position	$ 0	$ 0	$ 0